Trade Receivables, Other Receivables and Prepayments (Details 3) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
As at January 1	$ 1,342,328	$ 1,359,255	$ 1,280,330
Provision provided in the year
Translation adjustment	(16,927)	78,925
As at end of period	$ 1,342,328	$ 1,359,255